Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Operating activities:
Net earnings	$ 1,380,571	$ 900,416	$ 193,030
Adjustments:
Depreciation	635,833	613,192	625,757
Amortization	91,228	73,862	74,260
Stock-based compensation	64,176	56,511	45,794
Deferred income taxes	(221,173)	71,455	(246,836)
Distributions from affiliates	49,295	40,602	15,132
Equity in earnings of unconsolidated affiliates	(41,661)	(38,757)	(5,329)
Impairments and losses on assets			244,833
Changes in assets and liabilities (exclusive of acquisitions and dispositions):
Accounts receivable	(329,501)	(217,736)	655,489
Inventories	(900,946)	(132,639)	1,061,202
Accounts payable	314,817	236,788	(438,788)
Federal income taxes	(107,577)	3,555	62,656
Salaries, wages and related accruals	83,625	133,544	(56,267)
Other operating activities (Note 2)	32,576	9,127	(62,172)
Cash provided by operating activities	1,051,263	1,749,920	2,168,761
Investing activities:
Capital expenditures	(448,555)	(604,840)	(374,123)
Investment in and advances to affiliates	(59,000)	(63,167)	(80,409)
Divestiture of affiliates		135,000
Disposition of plant and equipment	25,315	18,571	29,390
Acquisitions (net of cash acquired)	(544,041)	(474,788)	(19,089)
Purchases of investments	(50,000)	(650,000)	(111,927)
Proceeds from the sale of investments	150,000	600,000	111,452
Other investing activities	7,389	14,106	3,010
Cash used in investing activities	(918,892)	(1,025,118)	(441,696)
Financing activities:
Net change in short-term debt	34,872	(33,360)	(155,816)
Repayment of long-term debt	(600,000)		(16,300)
Issuance of common stock	11,145	15,751	424
Payment of tax withholdings on certain stock-based compensation (Note 2)	(14,408)	(12,387)	(11,718)
Excess tax benefits from stock-based compensation		2,784	2,000
Distributions to noncontrolling interests	(90,974)	(99,588)	(71,938)
Cash dividends	(485,321)	(481,083)	(479,432)
Acquisition of treasury stock	(90,304)	(5,173)	(66,505)
Other financing activities	(3,241)	(13,297)	(2,184)
Cash used in financing activities	(1,238,231)	(626,353)	(801,469)
Effect of exchange rate changes on cash	9,003	8,043	(10,271)
(Decrease) increase in cash and cash equivalents	(1,096,857)	106,492	915,325
Cash and cash equivalents - beginning of year	2,045,961	1,939,469	1,024,144
Cash and cash equivalents - end of year	949,104	2,045,961	1,939,469
Non-cash investing activity:
Change in accrued plant and equipment purchases and assets recorded under capital lease arrangements	$ 58,519	$ 12,837	$ (9,355)